This is filed pursuant to Rule 497(e).
File Nos. 33-18647 and 811-05398.

[LOGO ]AllianceBernstein(R)
       Investment Research and Management


                              ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
                                    -AllianceBernstein Money Market Portfolio
                                -AllianceBernstein Large Cap Growth Portfolio
                               -AllianceBernstein Growth and Income Portfolio -AllianceBernstein U.S. Government/High Grade Securities Portfolio
                                      -AllianceBernstein High Yield Portfolio
                                    -AllianceBernstein Total Return Portfolio
                                   -AllianceBernstein International Portfolio
                                     -AllianceBernstein Global Bond Portfolio
                      -AllianceBernstein Americas Government Income Portfolio
                        -AllianceBernstein Global Dollar Government Portfolio
                                  -AllianceBernstein Utility Income Portfolio
                                          -AllianceBernstein Growth Portfolio
                         -AllianceBernstein Worldwide Privatization Portfolio
                               -AllianceBernstein Global Technology Portfolio
                                -AllianceBernstein Small Cap Growth Portfolio
                          -AllianceBernstein Real Estate Investment Portfolio
                             -AllianceBernstein International Value Portfolio -AllianceBernstein Small/Mid Cap Value Portfolio
                                           -AllianceBernstein Value Portfolio
                    -AllianceBernstein U.S. Large Cap Blended Style Portfolio -AllianceBernstein Wealth Appreciation Strategy Portfolio
                        -AllianceBernstein Balanced Wealth Strategy Portfolio
                          -AllianceBernstein Global Research Growth Portfolio
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                      SUPPLEMENT TO THE CURRENT PROSPECTUS
                                 JANUARY 4, 2006


On December 6, 2005, the shareholders of AllianceBernstein Variable Products Series Fund (the "Fund") elected directors for the Fund. The shareholders also approved changes to the Fund's charter and fundamental investment policies of each of the Fund's portfolios (the "Portfolios"). These changes are intended to result in more uniform charters and fundamental policies, and are part of a broad effort to achieve greater uniformity and standardization among the AllianceBernstein Mutual Funds.

The shareholders also approved the reclassification of the investment objective for each Portfolio as non-fundamental and, for certain Portfolios, changes to the investment objective as listed below. Changes in investment objective may now be made at the discretion of the Board, without incurring the costs of obtaining shareholder approval. Shareholders will be provided at least 60 days' advance notice of any such change.

The table below outlines each Portfolio's previous investment objective and the approved change to that objective.


Portfolio                     Previous Investment Objective      Approved Investment Objective
---------                     ------------------------------     -----------------------------
AllianceBernstein Large       o    Growth of capital by          o   Long-term growth of
Cap Growth Portfolio               pursuing aggressive               capital.
                                   investment policies.

AllianceBernstein Growth      o    To seek reasonable            o   Long-term growth of
and Income Portfolio               current income and                capital.
                                   reasonable opportunity for
                                   appreciation through
                                   investments primarily in
                                   dividend-paying common
                                   stocks of good quality
                                   companies.

AllianceBernstein Total       o    High return through a         o   Total return consistent
Return Portfolio                   combination of current            with reasonable risk,
                                   income and capital                through a combination of
                                   appreciation.                     income and long-term growth
                                                                     of capital.

AllianceBernstein             o    To seek to obtain a           o   Long-term growth of
International Portfolio            total return on its assets        capital.
                                   from long-term growth of
                                   capital principally
                                   through a broad portfolio
                                   of marketable securities
                                   of established
                                   international companies,
                                   companies participating in
                                   foreign economies with
                                   prospects for growth,
                                   including U.S. companies
                                   having their principal
                                   activities and interests
                                   outside the U.S., and in
                                   foreign government
                                   securities.  As a
                                   secondary objective, the
                                   Portfolio attempts to
                                   increase its current
                                   income without assuming
                                   undue risk.

AllianceBernstein Utility     o    Current income and            o   Current income and
Income Portfolio                   capital appreciation by           long-term growth of capital.
                                   investing primarily in
                                   equity and fixed-income
                                   securities of companies in
                                   the utility industry.

AllianceBernstein             o    Long-term growth of           o   Long-term growth of
Growth Portfolio                   capital.  Current income          capital.
                                   is incidental to the
                                   Portfolio's objective.

AllianceBernstein             o    Long-term capital             o   Long-term growth of
Worldwide Privatization            appreciation.                     capital.
Portfolio

AllianceBernstein Small       o    Growth of capital by          o   Long-term growth of
Cap Growth Portfolio               pursuing aggressive               capital.
                                   investment policies.
                                   Current income is
                                   incidental to the
                                   Portfolio's objective.

AllianceBernstein Real        o    Total return from             o   Total return from
Estate Investment Portfolio        long-term growth of               long-term growth of capital
                                   capital and income                and income.
                                   principally through
                                   investing in equity
                                   securities of companies
                                   that are primarily engaged
                                   in or related to the real
                                   estate industry.

AllianceBernstein Global      o    Growth of capital.            o   Long-term growth of
Technology Portfolio               Current income is                 capital.
                                   incidental to the
                                   Portfolio's objective.

AllianceBernstein Total Return Portfolio, AllianceBernstein International Portfolio and AllianceBernstein Worldwide Privatization Portfolio

As previously disclosed, in connection with the changes to the Fund's investment objective approved by shareholders, the Board has approved that each of AllianceBernstein Total Return Portfolio, AllianceBernstein International Portfolio and AllianceBernstein Worldwide Privatization Portfolio be renamed and that their investment policies be conformed to those of their retail AllianceBernstein Fund counterparts, including the changes to their investment objectives described above. The changes to AllianceBernstein Total Return Portfolio ("Total Return") also include the addition of a new investment policy, whereby Total Return may invest up to 20% of its fixed-income allocation in high yield securities (securities rated below BBB by S&P). As an operating policy, Total Return will invest no more than 25% of these investments in high yield debt securities rated CCC or below. This new policy will broaden the array of investments available to the Fund. The changes to AllianceBernstein Worldwide Privatization Portfolio ("Worldwide Privatization") approved by both the Board and shareholders include the elimination of its fundamental policy to invest at least 65% of its total assets in equity securities that are issued by enterprises that are undergoing or have undergone privatization.

Old Name                                                       New Name
--------                                                       --------
AllianceBernstein Total Return Portfolio                       AllianceBernstein Balanced Shares Portfolio
AllianceBernstein Worldwide Privatization Portfolio            AllianceBernstein International Growth Portfolio
AllianceBernstein International Portfolio                      AllianceBernstein International Research Growth
                                                               Portfolio

The changes described above are not expected to cause any significant change in the management of the Fund or the Portfolios except for Worldwide Privatization.

These changes are expected to take effect on February 1, 2006.

For more information, please call your financial advisor or visit our website at www.AllianceBernstein.com.

This Supplement should be read in conjunction with the Prospectuses for AllianceBernstein Variable Products Series Fund dated May 2, 2005, offering Class A and Class B shares of the above-referenced Portfolios.

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(R) This mark is used under license from the owner, Alliance Capital Management
L.P.



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